Subsequent Event - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 11, 2015
Subsequent Event [Line Items]
Preferred share dividends declared amount	18	18
Common share dividends declared amount	269	200
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred share dividends declared amount			4
Common share dividends declared amount			25
Dividends declared, date			Feb. 11, 2015